Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events

39.SUBSEQUENT EVENTS

On January 30, 2020, the World Health Organization (WHO) declared the outbreak of a novel coronavirus 2019, or COVID-19, “Public Health Emergency of International Concern.” On March 11, 2020, the WHO confirmed that the outbreak of the COVID-19 has risen to the level of a pandemic, which could significantly affect all the countries in which we operate as well as our trading partners inside and outside of those countries.

To deal with this international public health emergency of COVID-19, governments in all the countries in which we operate have adopted various containment measures, essentially aimed at restricting the free movement of people, which include quarantines, social isolation and the temporary closure of companies and businesses, among other measures. Governments have also taken measures to preserve access to essential services during this health emergency, such as water and electricity, especially targeting lower-income residential customers, small and medium-sized businesses, and institutions providing other essential services, such as health facilities. These measures basically refer to the temporary suspension of the power cut due to non-payment and deferral of the payment of electricity bills for a specified number of months, without interest or penalties charged to the customers.

In this sense, the Group has issued guidelines aimed at ensuring compliance with the measures introduced by the governments of the countries in which we operate and taken numerous steps to adopt the most suitable procedures to prevent and/or mitigate the effects of contagion by COVID-19 in the workplace, while ensuring business continuity. This has been possible due to:

•the use of telecommuting for all employees whose jobs can be done remotely, an approach introduced some years ago that required investments in digitalization, allows our people to work remotely at the same level of efficiency and effectiveness;

•the digitization of processes and infrastructure, that ensure the normal operation of our generation assets, the continuity of electricity service and the remote management of all activities relating to the market and our relationship with customers.

Based on the information currently available, in a scenario of continuous evolution, regarding the spread of infections and the containment measures taken by governments, it is not possible at this time to quantify the effects that the COVID-19 pandemic could have in our business. However, because our Group has an integrated business model throughout the value chain, a solid financial structure, and a level of digitization that allows us to guarantee the continuity of operational activities with the same level of service, as of the date of presentation of this report, there is no evidence of a significant impact of COVID-19 on the Group.

There have been no other subsequent events between January 1, 2020 and the issuance date of these financial statements..